
                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    09/30/1997


Institutional Investment Manager:

MUHLENKAMP & COMPANY
12300 PERRY HIGHWAY
WEXFORD                                           PA            15090


 I REPRESENT THAT I AM AUTHORIZED TO SUBMIT THIS FORM AND
 THAT ALL INFORMATION IN THIS FORM AND THE ATTACHMENTS TO
 IT IS TRUE, CORRECT AND COMPLETE, AND I UNDERSTAND
 THAT ALL REQUIRED ITEMS, STATEMENTS AND SCHEDULES ARE INTEGRAL PARTS OF
 THIS FORM AND THAT THE SUBMISSION OF ANY AMENDMENT REPRESENTS THAT
 ALL UNAMENDEDITEMS, STATEMENTS AND SCHEDULES REMAIN TRUE,
 CORRECT AND COMPLETE AS PREVIOUSLY SUBMITTED.

 I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
 EXCHANGE ACT OF 1934.

 /S/ JOHN H. KUNKLE  TREASURER  9/30/97



                                                     INVSTMT    VOTING AUTH
 NAME OF ISSUER      TITLECUSIP     VALUE SHARES     DSCRETMGRS SOLESHARED NONE
                     [C]
 AGCO Corp.          COM  001084102  29338    60128SH SOLE             60128

 AMR Corp.           COM  001765106  51062    20000SH SOLE             20000

 Aeroquip-Vickers IncCOM  896678109  64988    57500SH SOLE             57500

 Air Express Int'l   COM  009104100  31921    52047SH SOLE             52047

 Amer. Bankers Ins. GCOM  024456105  59014    48300SH SOLE             48300

 Armstrong World     COM  042476101   1081     3864SH SOLE              3864

 Atmel Corp          COM  049513104  29768    22400SH SOLE             22400

 BE Aerospace Inc    COM  073302101  27664    48100SH SOLE             48100

 Belmont Homes Inc.  COM  080381106  47742    14050SH SOLE             14050

 Burlington Northern COM  12189T104  17243    34091SH SOLE             34091

 Chase Manhattan Crp COM  16161A108  29064    16908SH SOLE             16908

 Citicorp            COM  173034109  64039    13200SH SOLE             13200

 Commercial IntertechCOM  201709102  19192    36064SH SOLE             36064


 Computer Assoc Int'lCOM  204912109  61818    16375SH SOLE             16375

 Conseco Inc.        COM  208464107   4803    14010SH SOLE             14010

 Deere & Co.         COM  244199105   2852    22000SH SOLE             22000

 Edwards, A. G.      COM  281760108    750    44662SH SOLE             44662

 Fannie Mae          COM  313586109   3056    18192SH SOLE             18192

 Fidelity Nat'l Fin'lCOM  316326107  36363    48569SH SOLE             48569

 Ford                COM  345370100  56318    62064SH SOLE             62064

 Frontier Insurance  COM  359081106   8587    12298SH SOLE             12298

 General Electric    COM  369604103  42646    37216SH SOLE             37216

 Global Marine Inc NeCOM  379352404   1814     9891SH SOLE              9891

 Graco Inc.          COM  384109104  53846     7464SH SOLE              7464

 Green Tree FinancialCOM  393505102  21324     8820SH SOLE              8820

 Griffon Corp.       COM  398433102  33485    32308SH SOLE             32308

 Helix               COM  423319102  21512     2564SH SOLE              2564
 Idex Corp           COM  45167R104  53347    16089SH SOLE             16089
 Intel Corp          COM  458140100  38936    20300SH SOLE             20300

 International ComforCOM  458978103   5089    10000SH SOLE             10000

 J. P. Morgan        COM  616880100  47686     2150SH SOLE              2150

 JLG Industries Inc. COM  466210101  10440     3692SH SOLE              3692

 Lincare Holdings IncCOM  532791100  45623    10000SH SOLE             10000

 Lockheed Martin     COM  539830109  36960    30464SH SOLE             30464

 Loews Corp.         COM  540424108  45440    35200SH SOLE             35200

 Matthews Inter'l CorCOM  577128101   2348    11600SH SOLE             11600

 Mellon Bank         COM  585509102  53350    19528SH SOLE             19528

 Merck & Company     COM  589331107   5565     2023SH SOLE              2023

 Merrill Lynch       COM  590188108  30596     9964SH SOLE              9964

 Mobil Corp.         COM  607059102  54992     3400SH SOLE              3400

 Morgan Stanley Dean COM  24204v105   9847    20790SH SOLE             20790

 NVR Inc.            COM  62944T105  47712    22000SH SOLE             22000

 National City Corp. COM  635405103  56820    49892SH SOLE             49892


 National RV HoldingsCOM  637277104  23118     7256SH SOLE              7256

 Philip Morris       COM  718154107  19192    38108SH SOLE             38108

 Reliance Group HoldiCOM  759464100   3822     6020SH SOLE              6020

 SCIOS Inc           COM  808905103  62320    40000SH SOLE             40000

 Scotsman Inds. Inc. COM  809340102  42212    22000SH SOLE             22000

 Southwest SEC Inc.  COM  845224104   4534    42938SH SOLE             42938

 Stanley Furniture   COM  854305208  14798     9128SH SOLE              9128

 Sunamerica Inc.     COM  866930100  40263    62278SH SOLE             62278

 Superior Industries COM  868168105  41845     4460SH SOLE              4460

 Travelers Inc.      COM  894190107   4495     8700SH SOLE              8700

 Vesta               COM  925391104  35208    17864SH SOLE             17864

 Winsloew Furniture  COM  975377102  46051      857SH SOLE               857
 GRAND TOTAL                   65500


Name, Title and Telephone Number of Person Submitting Report:

    JOHN H KUNKLE                  TREASURER                    4129355520


Signature, Place and Date of Signing:

/s/ JOHN H KUNKLE                  WEXFORD                      PA    09/30/1997
























                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE
